As filed with the Securities and Exchange Commission on August 8, 2019

Registration No. 2-28174

Investment Company Act File No. 811-01597

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ___ ☐

Post-Effective Amendment No. 114☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

AMENDMENT NO. 114 ☒

STEWARD FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

15375 Memorial Dr., Suite 200, Houston, TX 77079

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code (713) 260-9000

John Marten

Vedder Price P.C.

222 North LaSalle St

Chicago, IL 60601

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b).

☐	on (date) pursuant to paragraph (b).

☐	60 days after filing pursuant to paragraph (a)(i).

☐	on (date) pursuant to paragraph (a)(i).

☐	75 days after filing pursuant to paragraph (a)(ii).

☐	on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously-filed post-effective amendments.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston, and State of Texas on the 8th day of August, 2019.

STEWARD FUNDS, INC.

Registrant

By: /S/ MICHAEL L. KERN, III, CFA

Michael L. Kern, III, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures /s/ MICHAEL L. KERN, III, CFA	Title President, Treasurer	Date August 8, 2019
Michael L. Kern, III, CFA	Chairman of the Board, Director (Principal Executive and Financial Officer)
/s/ RICHARD L. PETEKA*	Director	August 8, 2019
Richard L. Peteka /s/ ADRIANA R. POSADA.*	Director	August 8, 2019
Adriana R. Posada /s/ MARK H. BARINEAU*	Director	August 8, 2019
Mark H. Barineau /s/ KYLE A. DANA*	Director	August 8, 2019
Kyle A. Dana

/s/ RICHARD J. ROSSI*	Director	August 8, 2019
Richard J. Rossi

*By:        /s/ MICHAEL L. KERN, III, CFA

Michael L. Kern, III, CFA Attorney-In-Fact

EXHIBIT INDEX

Exhibit No.	Exhibit

EX-99.POA	Power of Attorney
EX-101.INS	XBRL Instance Document
EX-101.SCH	XRBL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase